Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments And Financial Risk Management [Line Items]
Balance		$ 2,667
Revaluation during the year		(974)	$ (765)
Reclassification of warrants (see Note 12)		(1,693)
Balance			2,667
Warrants [Member]
Financial Instruments And Financial Risk Management [Line Items]
Balance		2,667
Revaluation during the year		(974)
Reclassification of warrants (see Note 12)		(1,693)
Balance			$ 2,667